1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Summary Of Significant Accounting Policies Tables
Schedule of fixed assets
General Equipment	5 years
Office Computers & Equipment	3 years
Office Software	3 years